Note 2 - Summary of Significant Accounting Policies - Product Warranty (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 272	$ 390	$ 509
Warranty provision	70	333	306
Usage/release	(128)	(451)	(425)
Balance	$ 214	$ 272	$ 390